Expense Example (International Index Trust, USD $)	12 Months Ended
May 01, 2011
Series I, International Index Trust
Expense Example:
Year 1	$ 57
Year 3	179
Year 5	313
Year 10	701
Series II, International Index Trust
Expense Example:
Year 1	78
Year 3	243
Year 5	422
Year 10	942
Series NAV, International Index Trust
Expense Example:
Year 1	52
Year 3	164
Year 5	285
Year 10	$ 640